Employee Benefits - Roll forward, Remeasurements of Employee Benefit Plans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 8,760
Amount accumulated in other comprehensive income as of the end of the period, net of tax	10,501	$ 8,760
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	1,964	923	$ 1,661
Actuarial (gains) losses arising from exchange rates	(203)	190	(100)
Remeasurements during the year, net of tax	1,115	931	314
Actuarial (gains) and losses arising from changes in financial assumptions	598	957	223
Actuarial (gains) and losses arising from changes in demographic assumptions	6	1	(4)
Return on plan assets	(404)	(752)	(92)
Changes in the effect of limiting a net defined benefit asset to the asset ceiling	345	(286)	(546)
Effect of settlement	0	0	(533)
Total	1,457	1,041	(738)
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 3,421	$ 1,964	$ 923